JOHN H. LIVELY, Managing Partner
john.lively@practus.com
11300 Tomahawk Creek Pkwy., Suite 310
Leawood, KS 66211
(913) 660-0778
May 4, 2026

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE: ETF Opportunities Trust (the “Trust”) (File Nos. 333-234544 and 811-23439)

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from that contained in the update to the Registration Statement on Form N-1A which was filed with the Commission April 30, 2026 (Accession No. 0001771146-26-000858) for the T-REX 2X Long ALMU Daily Target ETF, T-REX 2X Long AMPX Daily Target ETF, T-REX 2X Long AXTI Daily Target ETF, T-REX 2X Long BHP Daily Target ETF, T-REX 2X Long ERO Daily Target ETF, T-REX 2X Long FER Daily Target ETF, T-REX 2X Long HBM Daily Target ETF, T-REX 2X Long COMP Daily Target ETF, T-REX 2X Long NU Daily Target ETF, T-REX 2X Long RCT Daily Target ETF, T-REX 2X Long RIO Daily Target ETF, T-REX 2X Long SATS Daily Target ETF, T-REX 2X Long SCCO Daily Target ETF, T-REX 2X Long SIL Daily Target ETF, T-REX 2X Long TE Daily Target ETF, T-REX 2X Long TECK Daily Target ETF, and T-REX 2X Long ZETA Daily Target ETF (collectively, the “Funds”), each a series of the Trust.
If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.
Very truly yours,

/s/ John H. Lively
On behalf of Practus, LLP